Label	Element	Value
Accumulated depreciation, amortisation and impairment [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	€ (1,613,000)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	(1,592,000)
Gross carrying amount [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	2,039,000
Gross carrying amount [member] | Computer software [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	€ 1,948,000